Advances to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of advances to suppliers [Abstract]
Raw material prepayments for equipment production	$ 751,409	$ 1,203,450
Land reclamation prepayments	472,640	469,460
Advances to construction subcontractors	23,394	427,219
Total:	1,247,443	2,100,129
Less: allowances for doubtful accounts	(965,843)	(1,112,373)
Advances to suppliers, net, third parties	$ 281,600	$ 987,756